Business Combinations (Details) - Schedule of Fair Value Measurements of Business Combinations	Dec. 31, 2023 USD ($)
Initial Amounts Recognized as of the Acquisition Date [Member]
Schedule of Fair Value Measurements of Business Combinations [Line Items]
Cash	$ 123,594
Cap software develop/Intangible assets	7,946,844
Trademark
Customer Relationship
Other current assets	148,321
Total Assets Acquired	8,218,759
Accounts payable	96,207
Accrued expenses payable	5,500
Membership Contributions	7,696
Venture debt/loc 1	100,000
Total Liabilities Assumed	209,403
Total identifiable net assets	8,009,356
Purchase price	13,145,250
Goodwill - Excess of the purchase price over fair value of net assets acquired on acquisition date	5,135,894
Measurement Period Adjustment [Member]
Schedule of Fair Value Measurements of Business Combinations [Line Items]
Cash
Cap software develop/Intangible assets	(6,827,844)
Trademark	34,000
Customer Relationship	104,000
Other current assets
Total Assets Acquired	(6,689,844)
Accounts payable
Accrued expenses payable
Membership Contributions	(7,696)
Venture debt/loc 1
Total Liabilities Assumed	(7,696)
Total identifiable net assets	(6,682,148)
Purchase price	5,512,000
Goodwill - Excess of the purchase price over fair value of net assets acquired on acquisition date	12,194,148
Final Amounts Recognized as of the Acquisition Date [Member]
Schedule of Fair Value Measurements of Business Combinations [Line Items]
Cash	123,594
Cap software develop/Intangible assets	1,119,000
Trademark	34,000
Customer Relationship	104,000
Other current assets	148,321
Total Assets Acquired	1,528,915
Accounts payable	96,207
Accrued expenses payable	5,500
Membership Contributions
Venture debt/loc 1	100,000
Total Liabilities Assumed	201,707
Total identifiable net assets	1,327,208
Purchase price	18,657,250
Goodwill - Excess of the purchase price over fair value of net assets acquired on acquisition date	$ 17,330,042